Segmented information - Revenue attributed to geographic location (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of geographical areas [line items]
Revenue	$ 3,589,224	$ 3,719,829
Percentage of sales	100.00%	100.00%
China
Disclosure of geographical areas [line items]
Revenue	$ 485,219	$ 828,531
Percentage of sales	14.00%	22.00%
Europe
Disclosure of geographical areas [line items]
Revenue	$ 932,609	$ 841,546
Percentage of sales	26.00%	23.00%
United States
Disclosure of geographical areas [line items]
Revenue	$ 707,712	$ 502,134
Percentage of sales	20.00%	13.00%
South America
Disclosure of geographical areas [line items]
Revenue	$ 509,294	$ 478,752
Percentage of sales	14.00%	13.00%
South Korea
Disclosure of geographical areas [line items]
Revenue	$ 445,130	$ 482,645
Percentage of sales	12.00%	13.00%
Other Asia
Disclosure of geographical areas [line items]
Revenue	$ 337,694	$ 401,830
Percentage of sales	9.00%	11.00%
Canada
Disclosure of geographical areas [line items]
Revenue	$ 171,566	$ 184,391
Percentage of sales	5.00%	5.00%